Principal Accounting Policies - Schedule of Fair Value Measured on Recurring basis (Details) - Fair Value, Recurring [Member]	Dec. 31, 2025 CNY (¥)
Schedule of Fair Value Measured on Recurring basis [Line Items]
Investment in equity securities	¥ 44,974,376
Total	44,974,376
Ouoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measured on Recurring basis [Line Items]
Investment in equity securities
Total
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measured on Recurring basis [Line Items]
Investment in equity securities
Total
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measured on Recurring basis [Line Items]
Investment in equity securities
Total
NAV practical expedient [Member]
Schedule of Fair Value Measured on Recurring basis [Line Items]
Investment in equity securities	44,974,376
Total	¥ 44,974,376